Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000007979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007980
Average Annual Return [Line Items]
Average Annual Return, Percent	36.19%	15.93%	13.19%
Without Sales Load [Member] | C000007979
Average Annual Return [Line Items]
Average Annual Return, Percent	36.05%	15.82%	13.08%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	15.98%	13.38%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.38%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.24%	15.15%	12.75%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	35.24%	15.15%	12.75%